Other operating income (Loss) - Reorganization costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses
Reorganisation costs	€ 54,930	€ 0	€ 0
Employee termination benefits	22,788
Real Estate footprint optimization costs	4,620
Other direct reorganization costs	12,205
Impairment loss in accordance with IFRS 5 related to disposal of former subsidiary	15,317
COGS
Expenses
Employee termination benefits	18,002
SG&A
Expenses
Employee termination benefits	4,102
R&D
Expenses
Employee termination benefits	€ 684